Accounts payable and accrued liabilities - Schedule of accounts payable and accrued liabilities (Details) - USD ($)	Apr. 30, 2022	Oct. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	$ 20,979,006	$ 9,447,394
Accrued fixed Assets	15,050,873	2,074,681
Accrued expenses	4,827,190	4,378,073
Accrued compensation	4,301,422	2,800,968
Accounts payable and accrued liabilities	$ 45,158,491	$ 18,701,116